Condensed Consolidated Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 51,843	$ 60,028	$ 303,567	$ 226,413	$ 144,777
Investing activities:
Purchases of property and equipment	(13,417)	(9,647)	(53,094)	(45,785)	(38,077)
Sales and maturities of investments	2,020	1,403	10,316	116,128	37,725
Purchases of investments			(1,494)	(81,239)	(50,762)
Businesses acquired, net of cash acquired			706	(695,547)	(21,658)
Net cash (used in) provided by investing activities	(11,397)	(8,244)	(43,566)	(706,443)	(72,772)
Financing activities:
(Increase) decrease in restricted cash	(6)	(7)	7,708	(8,852)	(44)
Proceeds from note payable	624,244			591,000
Payments under notes payable obligations	(2,031)	(1,500)	(6,000)	(1,500)	(987)
Extinguishment of note payable	(592,500)
Principal repayments on capital lease obligations	(976)	(900)	(3,494)	(7,171)	(12,208)
Debt issuance costs	(11,410)			(20,418)
Proceeds from exercise of common stock options	6,256	32,084	59,056	39,278	7,766
Excess tax benefits from stock-based compensation	3,213	6,533	9,041	4,541	1,613
Repurchase of restricted stock awards	(6,392)	(8,913)	(10,212)	(1,641)	(691)
Repurchase of common stock	(24,445)	(23,837)	(98,040)	(324,301)	(40,400)
Net cash (used in) provided by financing activities	(4,047)	3,460	(41,941)	270,936	(44,951)
Effect of foreign exchange rates on cash and cash equivalents	21	(313)	(42)	(239)	(65)
Net (decrease) increase in cash and cash equivalents	36,420	54,931	218,018	(209,333)	26,989
Cash and cash equivalents at beginning of period	340,255	122,237	122,237	331,570	304,581
Cash and cash equivalents at end of period	376,675	177,168	340,255	122,237	331,570
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	58,356	71,423	306,957	212,190	153,972
Investing activities:
Purchases of property and equipment	(13,072)	(7,794)	(41,574)	(33,986)	(28,176)
Sales and maturities of investments	2,020	1,403	10,316	116,128	37,725
Purchases of investments			(1,494)	(81,239)	(50,762)
Businesses acquired, net of cash acquired			706	(695,547)	(21,658)
Investment in subsidiary	(1,902)		(5,859)	(13,633)
Net cash (used in) provided by investing activities	(12,954)	(6,391)	(37,905)	(708,277)	(62,871)
Financing activities:
(Increase) decrease in restricted cash			7,715	(9,199)
Proceeds from note payable	624,244			591,000
Payments under notes payable obligations	(2,031)	(1,500)	(6,000)	(1,500)	(987)
Extinguishment of note payable	(592,500)
Principal repayments on capital lease obligations	(976)	(900)	(3,494)	(7,171)	(12,208)
Debt issuance costs	(11,410)			(20,418)
Proceeds from exercise of common stock options	6,256	32,084	59,056	39,278	7,766
Excess tax benefits from stock-based compensation	3,094	6,539	8,994	4,536	1,615
Repurchase of restricted stock awards	(6,392)	(8,913)	(10,212)	(1,641)	(691)
Repurchase of common stock	(24,445)	(23,837)	(98,040)	(324,301)	(40,400)
Intercompany note					(20,021)
Net cash (used in) provided by financing activities	(4,160)	3,473	(41,981)	270,584	(64,926)
Effect of foreign exchange rates on cash and cash equivalents	(17)	(110)	749	(79)	(16)
Net (decrease) increase in cash and cash equivalents	41,225	68,395	227,820	(225,582)	26,159
Cash and cash equivalents at beginning of period	330,849	103,029	103,029	328,611	302,452
Cash and cash equivalents at end of period	372,074	171,424	330,849	103,029	328,611
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	4,287	6,860	95,202	32,789	9,307
Investing activities:
Purchases of property and equipment	(341)	(1,853)	(11,520)	(12,763)	(8,371)
Net cash (used in) provided by investing activities	(341)	(1,853)	(11,520)	(12,763)	(8,371)
Financing activities:
Excess tax benefits from stock-based compensation	73		1	(9)
Distribution to parent	(8,574)	(18,348)	(95,295)	(3,817)
Net cash (used in) provided by financing activities	(8,501)	(18,348)	(95,294)	(3,826)
Effect of foreign exchange rates on cash and cash equivalents			(152)
Net (decrease) increase in cash and cash equivalents	(4,555)	(13,341)	(11,764)	16,200	936
Cash and cash equivalents at beginning of period	5,372	17,136	17,136	936
Cash and cash equivalents at end of period	817	3,795	5,372	17,136	936
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(2,041)	2,531	(2,637)	(13,226)	(7,031)
Investing activities:
Purchases of property and equipment	(4)			964	(1,530)
Net cash (used in) provided by investing activities	(4)			964	(1,530)
Financing activities:
(Increase) decrease in restricted cash	(6)	(7)	(7)	347	(44)
Excess tax benefits from stock-based compensation	46	(6)	46	14	(2)
Distribution to parent	(185)	(2,438)	(660)	(1,523)	(11,471)
Investment by parent	1,902		5,859	13,633
Intercompany note					20,021
Net cash (used in) provided by financing activities	1,757	(2,451)	5,238	12,471	8,504
Effect of foreign exchange rates on cash and cash equivalents	38	(203)	(639)	(160)	(49)
Net (decrease) increase in cash and cash equivalents	(250)	(123)	1,962	49	(106)
Cash and cash equivalents at beginning of period	4,034	2,072	2,072	2,023	2,129
Cash and cash equivalents at end of period	3,784	1,949	4,034	2,072	2,023
Consolidation, Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(8,759)	(20,786)	(95,955)	(5,340)	(11,471)
Investing activities:
Investment in subsidiary	1,902		5,859	13,633
Net cash (used in) provided by investing activities	1,902		5,859	13,633
Financing activities:
Distribution to parent	8,759	20,786	95,955	5,340	11,471
Investment by parent	(1,902)		(5,859)	(13,633)
Net cash (used in) provided by financing activities	$ 6,857	$ 20,786	$ 90,096	$ (8,293)	$ 11,471